Income Taxes - Summary of Reconciliation of Theoretical Income Tax Based on the Russian Statutory Income Tax Rate and Actual Tax (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before income tax	₽ (56,777)	₽ (22,034)	₽ (19,579)
Income tax benefit calculated at Russia's statutory tax rate (20%)	11,355	4,407	3,915
Effect of unrecognized deferred tax assets	(10,227)	(3,669)	(3,463)
Effect of non-deductible expenses in determining taxable profit	(827)	(438)	(234)
Effect of accrued tax provision	0	0	37
Effect of foreign exchange gain/(loss) that is exempt from taxation	58	(255)	(39)
Effect of tax rates in foreign jurisdiction	(361)	(275)	0
Income tax (benefit) / expense	₽ (2)	₽ (230)	₽ 216